Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Disclosure of components of income before taxes	Income before taxes

($ millions)	2025	2024	2023
Switzerland	604	493	359
Foreign	556	763	473
Total income before taxes	1,160	1,256	832

Disclosure of components of current and deferred income taxes
Current and deferred income taxes

($ millions)	2025	2024	2023
Switzerland	(80)	(95)	(74)
Foreign	(106)	(239)	(93)
Current income tax (expense)	(186)	(334)	(167)
Switzerland	25	25	313
Foreign	(19)	71	(4)
Deferred tax income	6	96	309
Total income tax (expense)/income	(180)	(238)	142

Disclosure of reconciliation of tax rate	The main elements contributing to the difference between Alcon's overall applicable tax rate and the effective tax rate are summarized in the below table.

	2025		2024		2023
($ millions unless indicated otherwise)(1)		%		%		%
Applicable tax rate	(217)	18.7%	(256)	20.4%	(168)	20.2%
Effect of disallowed expenditures	(16)	1.4%	(4)	0.3%	(7)	0.8%
Effect of gain on the fair value remeasurement of an investment in an associated company	28	(2.4)%	—	—%	—	—%
Effect of deemed legal entity liquidation	—	—%	57	(4.5)%	—	—%
Effect of equity-based compensation	(1)	0.1%	(2)	0.2%	(3)	0.4%
Effect of tax credits and allowances	27	(2.3)%	18	(1.4)%	12	(1.4)%
Effect of deductibility of a statutory expense in Switzerland(2)	—	—%	—	—%	568	(68.3)%
Effect of adjustments to contingent consideration and other liabilities	—	—%	—	—%	2	(0.2)%
Effect of changes in uncertain tax positions(3)	3	(0.3)%	(43)	3.4%	(271)	32.6%
Effect of previously (recognized)/unrecognized tax loss carryforward	(7)	0.6%	12	(1.0)%	11	(1.3)%
Effect of 2022 APA on prior years	—	—%	—	—%	6	(0.7)%
Effect of non-deductible amortization	(6)	0.5%	(9)	0.7%	(8)	1.0%
Effect of other items	4	(0.3)%	(10)	0.8%	(6)	0.7%
Effect of prior year items	5	(0.4)%	(1)	0.1%	6	(0.7)%
Effective tax rate	(180)	15.5%	(238)	18.9%	142	(17.1)%
(1)Percentages may not sum due to rounding.
(2)2023 includes a long-term Swiss Tax Agreement; however, it is uncertain whether Alcon will obtain a similar treatment for future years for a portion of the benefit.
(3)Includes the net effect of partial reserves and benefits recognized for the deductibility of statutory expenses in Switzerland. 2024 also includes reserves for the deemed liquidation of a legal entity. 2023 also includes the release of reserves in US and Germany following the conclusion of tax audits and other items.